Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000066373 | Victory Government Securities Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	21.50%
C000066373 | Victory Short-Term Bond Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	11.00%
C000066373 | Victory Core Plus Bond Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	10.90%
C000066373 | Victory Market Neutral Income Fund, Class I_
Holdings [Line Items]
Percent of Total Investments	5.90%
C000066373 | VictoryShares Corporate Bond ETF_
Holdings [Line Items]
Percent of Total Investments	5.90%
C000066373 | Victory High Income Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	4.50%
C000066373 | Victory RS International Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000066373 | Victory Global Managed Volatility Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	3.80%
C000066373 | Victory 500 Index Fund, Reward Shares_
Holdings [Line Items]
Percent of Total Investments	3.40%
C000066373 | VictoryShares Short-Term Bond ETF_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000066373 | 260
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000066373 | 780
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000066373 | 620
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000066373 | 124
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000066375 | Victory Government Securities Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	15.20%
C000066375 | Victory Short-Term Bond Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	5.30%
C000066375 | Victory Core Plus Bond Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	7.80%
C000066375 | VictoryShares Corporate Bond ETF_
Holdings [Line Items]
Percent of Total Investments	3.80%
C000066375 | Victory High Income Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	3.80%
C000066375 | Victory RS International Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	5.40%
C000066375 | Victory Global Managed Volatility Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	5.50%
C000066375 | Victory 500 Index Fund, Reward Shares_
Holdings [Line Items]
Percent of Total Investments	5.10%
C000066375 | VictoryShares Short-Term Bond ETF_
Holdings [Line Items]
Percent of Total Investments	5.40%
C000066375 | Victory Trivalent International Fund-Core Equity, Class R6_
Holdings [Line Items]
Percent of Total Investments	4.10%
C000066375 | 260
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000066375 | 780
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000066375 | 620
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000066375 | 124
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000066376 | Victory Government Securities Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	6.30%
C000066376 | Victory Core Plus Bond Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	4.50%
C000066376 | Victory RS International Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	7.20%
C000066376 | Victory Global Managed Volatility Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	7.50%
C000066376 | Victory 500 Index Fund, Reward Shares_
Holdings [Line Items]
Percent of Total Investments	7.70%
C000066376 | Victory Trivalent International Fund-Core Equity, Class R6_
Holdings [Line Items]
Percent of Total Investments	5.30%
C000066376 | VictoryShares WestEnd U.S. Sector ETF_
Holdings [Line Items]
Percent of Total Investments	5.20%
C000066376 | VictoryShares International Value Momentum ETF_
Holdings [Line Items]
Percent of Total Investments	4.80%
C000066376 | Victory Nasdaq-100 Index Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	4.70%
C000066376 | Victory Target Managed Allocation Fund_
Holdings [Line Items]
Percent of Total Investments	4.30%
C000066376 | 260
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000066376 | 780
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000066376 | 620
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000066376 | 124
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000066377 | Victory RS International Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	8.50%
C000066377 | Victory Global Managed Volatility Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	8.70%
C000066377 | Victory 500 Index Fund, Reward Shares_
Holdings [Line Items]
Percent of Total Investments	9.00%
C000066377 | Victory Trivalent International Fund-Core Equity, Class R6_
Holdings [Line Items]
Percent of Total Investments	6.10%
C000066377 | VictoryShares WestEnd U.S. Sector ETF_
Holdings [Line Items]
Percent of Total Investments	6.00%
C000066377 | VictoryShares International Value Momentum ETF_
Holdings [Line Items]
Percent of Total Investments	5.50%
C000066377 | Victory Nasdaq-100 Index Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	5.80%
C000066377 | Victory Target Managed Allocation Fund_
Holdings [Line Items]
Percent of Total Investments	5.30%
C000066377 | VictoryShares US Value Momentum ETF_
Holdings [Line Items]
Percent of Total Investments	4.90%
C000066377 | VictoryShares Free Cash Flow ETF_
Holdings [Line Items]
Percent of Total Investments	4.70%
C000066377 | 260
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000066377 | 780
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000066377 | 682
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000066377 | 62
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128656 | Victory RS International Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	9.40%
C000128656 | Victory Global Managed Volatility Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	8.30%
C000128656 | Victory 500 Index Fund, Reward Shares_
Holdings [Line Items]
Percent of Total Investments	9.40%
C000128656 | Victory Trivalent International Fund-Core Equity, Class R6_
Holdings [Line Items]
Percent of Total Investments	5.80%
C000128656 | VictoryShares WestEnd U.S. Sector ETF_
Holdings [Line Items]
Percent of Total Investments	6.30%
C000128656 | VictoryShares International Value Momentum ETF_
Holdings [Line Items]
Percent of Total Investments	5.60%
C000128656 | Victory Nasdaq-100 Index Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	6.20%
C000128656 | Victory Target Managed Allocation Fund_
Holdings [Line Items]
Percent of Total Investments	5.50%
C000128656 | VictoryShares US Value Momentum ETF_
Holdings [Line Items]
Percent of Total Investments	5.00%
C000128656 | VictoryShares Free Cash Flow ETF_
Holdings [Line Items]
Percent of Total Investments	4.90%
C000128656 | 780
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000128656 | 620
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000128656 | 62
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128656 | 195
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034863 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	13.70%
C000034863 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	7.70%
C000034863 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000034863 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000034863 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000034863 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.10%
C000034863 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034863 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000034863 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034863 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034863 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034863 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034863 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034863 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000034863 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034863 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000034863 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000034863 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000034863 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000066835 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	13.70%
C000066835 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	7.70%
C000066835 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000066835 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000066835 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000066835 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.10%
C000066835 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000066835 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000066835 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000066835 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000066835 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000066835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000066835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000066835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000066835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000066835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000066835 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000066835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000034895 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000034895 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034895 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034895 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000034895 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000034895 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000034895 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000034895 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000034895 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000034895 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000034895 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034895 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000034895 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000034895 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034895 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034895 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034895 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034895 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034895 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159209 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000159209 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159209 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159209 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159209 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000159209 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000159209 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000159209 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000159209 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159209 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000159209 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159209 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000159209 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000159209 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159209 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159209 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159209 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159209 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159209 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000129296 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.70%
C000129296 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129296 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000129296 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000129296 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000129296 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000129296 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000129296 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000129296 | SK hynix, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000129296 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000129296 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129296 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129296 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129296 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000129296 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000129296 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000129296 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129296 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000129296 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000129296 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000066372 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.70%
C000066372 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.30%
C000066372 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000066372 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000066372 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000066372 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000066372 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000066372 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000066372 | SK hynix, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000066372 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000066372 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000066372 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066372 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000066372 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000066372 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000066372 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000066372 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000066372 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000066372 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000066372 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000034865 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000034865 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.80%
C000034865 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034865 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000034865 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034865 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034865 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034865 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034865 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034865 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000034865 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034865 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034865 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000034865 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000034865 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000034865 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000034865 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000034865 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000034865 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000034865 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159207 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000159207 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.80%
C000159207 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159207 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000159207 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000159207 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159207 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159207 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159207 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000159207 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000159207 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159207 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159207 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000159207 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000159207 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000159207 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000159207 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000159207 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000159207 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000159207 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034864 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	13.80%
C000034864 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	4.20%
C000034864 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000034864 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000034864 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	5.30%
C000034864 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	6.10%
C000034864 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034864 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000034864 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	5.10%
C000034864 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000034864 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034864 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034864 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034864 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000034864 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000034864 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000034864 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000034864 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000066836 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	13.80%
C000066836 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	4.20%
C000066836 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000066836 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000066836 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	5.30%
C000066836 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	6.10%
C000066836 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000066836 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000066836 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	5.10%
C000066836 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000066836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000066836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000066836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000066836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000066836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000066836 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000066836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000034869 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000034869 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034869 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034869 | Valero Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034869 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034869 | EOG Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034869 | Merck & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034869 | QUALCOMM, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034869 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034869 | Marathon Petroleum Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034869 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034869 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000034869 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000034869 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000034869 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000034869 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000034869 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000034869 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000034869 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000034869 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000066839 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000066839 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000066839 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000066839 | Valero Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000066839 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000066839 | EOG Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000066839 | Merck & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000066839 | QUALCOMM, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000066839 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000066839 | Marathon Petroleum Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000066839 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000066839 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000066839 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000066839 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000066839 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000066839 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000066839 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000066839 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000066839 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000066839 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034880 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	10.50%
C000034880 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000034880 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000034880 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	5.40%
C000034880 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000034880 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000034880 | Monolithic Power Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034880 | Coherent Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034880 | Lam Research Corp._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034880 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034880 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000034880 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034880 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000034880 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034880 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000034880 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000220624 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	10.50%
C000220624 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220624 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000220624 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	5.40%
C000220624 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220624 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220624 | Monolithic Power Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220624 | Coherent Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220624 | Lam Research Corp._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220624 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220624 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000220624 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220624 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000220624 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220624 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000220624 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000034883 | Sterling Infrastructure, Inc._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034883 | Silicon Motion Technology Corp._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000034883 | Porch Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000034883 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000034883 | Scorpio Tankers, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034883 | Argan, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034883 | Diodes, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034883 | indie Semiconductor, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034883 | Black Hills Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034883 | Terex Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034883 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034883 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034883 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000034883 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000034883 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000034883 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000034883 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034883 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000034883 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034883 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000066844 | Sterling Infrastructure, Inc._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000066844 | Silicon Motion Technology Corp._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000066844 | Porch Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000066844 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000066844 | Scorpio Tankers, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000066844 | Argan, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000066844 | Diodes, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000066844 | indie Semiconductor, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.70%
C000066844 | Black Hills Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000066844 | Terex Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000066844 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000066844 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000066844 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000066844 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000066844 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000066844 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000066844 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000066844 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000066844 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000066844 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034890 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000034890 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034890 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034890 | Valero Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000034890 | FedEx Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034890 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034890 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034890 | KeyCorp_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034890 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000034890 | U.S. Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000034890 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034890 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034890 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000034890 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000034890 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000034890 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000034890 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034890 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000034890 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000034890 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000066845 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000066845 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000066845 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000066845 | Valero Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000066845 | FedEx Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000066845 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000066845 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000066845 | KeyCorp_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000066845 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000066845 | U.S. Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000066845 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000066845 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000066845 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000066845 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000066845 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000066845 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000066845 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000066845 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000066845 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000066845 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034884 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.50%
C000034884 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034884 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034884 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	6.40%
C000034884 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000034884 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034884 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000034884 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034884 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000034884 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000034884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000034884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000034884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000034884 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000034884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000034884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034885 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.50%
C000034885 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034885 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034885 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	6.40%
C000034885 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000034885 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034885 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000034885 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034885 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000034885 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034885 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034885 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034885 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034885 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000034885 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000034885 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000034885 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000034885 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000034885 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000034885 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034943 | Qnity Electronics, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000034943 | Revolution Medicines, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000034943 | Fabrinet_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000034943 | MasTec, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | Albemarle Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | Entegris, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | ATI, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | Carpenter Technology Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | Royalty Pharma PLC_Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | Royal Gold, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034943 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034943 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000034943 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000034943 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000034943 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000034943 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034943 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000034943 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034943 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000034876 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.50%
C000034876 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034876 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000034876 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.00%
C000034876 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000034876 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000034876 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000034876 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000034876 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034876 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000034876 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034876 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034876 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000034876 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000034876 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000034876 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000034876 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220619 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.50%
C000220619 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.60%
C000220619 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220619 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.00%
C000220619 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000220619 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220619 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000220619 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220619 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000220619 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220619 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220619 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220619 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000220619 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220619 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220619 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220619 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000220619 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000220619 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000220619 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220618 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.50%
C000220618 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.60%
C000220618 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220618 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.00%
C000220618 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000220618 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220618 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000220618 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220618 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000220618 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220618 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220618 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220618 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000220618 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220618 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220618 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220618 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000220618 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000220618 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000220618 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220620 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.50%
C000220620 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.60%
C000220620 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220620 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.00%
C000220620 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000220620 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220620 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000220620 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220620 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000220620 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220620 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220620 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220620 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000220620 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220620 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220620 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220620 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000220620 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000220620 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000220620 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000179381 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.50%
C000179381 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.60%
C000179381 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000179381 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.00%
C000179381 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000179381 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000179381 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000179381 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000179381 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000179381 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000179381 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000179381 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000179381 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000179381 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000179381 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000179381 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000179381 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000179381 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000179381 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000179381 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034871 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034871 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000034871 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000034871 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000034871 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000034871 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000034871 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034871 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000066840 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000066840 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000066840 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000066840 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000066840 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000066840 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000066840 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000066840 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220613 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220613 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000220613 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000220613 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000220613 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000220613 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000220613 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220613 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220614 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220614 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000220614 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000220614 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000220614 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000220614 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000220614 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220614 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000175750 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175750 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000175750 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000175750 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000175750 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000175750 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000175750 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175750 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034867 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034867 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034867 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000034867 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034867 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000034867 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000034867 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000034867 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034867 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000066837 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000066837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000066837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066837 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000066837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000066837 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000066837 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000066837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175747 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175747 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000175747 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000175747 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175747 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000175747 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000175747 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000175747 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175747 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034868 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034868 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000034868 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000034868 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000034868 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000034868 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034868 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000034868 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000066838 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066838 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000066838 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000066838 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000066838 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000066838 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066838 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000066838 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220609 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220609 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000220609 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000220609 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000220609 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000220609 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220609 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000220609 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175748 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175748 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000175748 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000175748 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000175748 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000175748 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175748 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000175748 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034882 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034882 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000034882 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000034882 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000034882 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034882 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000066843 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000066843 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000066843 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000066843 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000066843 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000066843 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000220627 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220627 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000220627 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000220627 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000220627 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220627 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000175751 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175751 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000175751 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000175751 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000175751 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000175751 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000092834 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092834 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000092834 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000092834 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000092834 | Yankee Dollars
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000092834 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000130753 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130753 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000130753 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000130753 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000130753 | Yankee Dollars
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000130753 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000220636 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220636 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000220636 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000220636 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000220636 | Yankee Dollars
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000220636 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000179382 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179382 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000179382 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000179382 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000179382 | Yankee Dollars
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000179382 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000034875 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000034875 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000034875 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	12.10%